Financial assets held for trading (Details 2) - Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 6,212
Financial assets, at fair value	6,012
Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	728
Financial assets, at fair value	709
Quoted bonds issued by sovereign states, Floating rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	309
Financial assets, at fair value	313
Quoted bonds issued by sovereign states [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	1,037
Financial assets, at fair value	1,022
Other Bonds, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	3,501
Financial assets, at fair value	3,356
Other Bonds, Fixed rate bonds [Member] | Quoted bonds issued by industrial companies [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	2,036
Financial assets, at fair value	€ 1,922
External rating by moody's, grade	from Aaa to Baa3
External rating by SP, grade	from AAA to BBB-
Other Bonds, Fixed rate bonds [Member] | Quoted bonds issued by financial and insurance companies [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 1,437
Financial assets, at fair value	€ 1,409
External rating by moody's, grade	from Aaa to Baa3
External rating by SP, grade	from AAA to BBB-
Other Bonds, Fixed rate bonds [Member] | Quoted bonds issued by supranational institutions [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 28
Financial assets, at fair value	€ 25
External rating by moody's, grade	from Aaa to Aa3
External rating by SP, grade	from AAA to AA-
Other Bonds, Floating rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 1,674
Financial assets, at fair value	1,634
Other Bonds, Floating rate bonds [Member] | Quoted bonds issued by industrial companies [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	789
Financial assets, at fair value	€ 754
External rating by moody's, grade	from Aaa to Baa3
External rating by SP, grade	from AAA to BBB-
Other Bonds, Floating rate bonds [Member] | Quoted bonds issued by financial and insurance companies [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 840
Financial assets, at fair value	€ 842
External rating by moody's, grade	from Aaa to Baa3
External rating by SP, grade	from AAA to BBB-
Other Bonds, Floating rate bonds [Member] | Quoted bonds issued by supranational institutions [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 45
Financial assets, at fair value	€ 38
External rating by moody's, grade	from Aaa to Aa3
External rating by SP, grade	from AAA to AA-
Other Bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 5,175
Financial assets, at fair value	4,990
Italy [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	478
Financial assets, at fair value	€ 477
External rating by moody's, grade	Baa2
External rating by SP, grade	BBB
Italy [Member] | Quoted bonds issued by sovereign states, Floating rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 300
Financial assets, at fair value	€ 304
External rating by moody's, grade	Baa2
External rating by SP, grade	BBB
Spain [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 45
Financial assets, at fair value	€ 41
External rating by moody's, grade	Baa2
External rating by SP, grade	BBB+
Poland [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 53
Financial assets, at fair value	€ 52
External rating by moody's, grade	A2
External rating by SP, grade	BBB+
Slovenia [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 33
Financial assets, at fair value	€ 34
External rating by moody's, grade	Baa1
External rating by SP, grade	A+
Ireland [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 10
Financial assets, at fair value	€ 10
External rating by moody's, grade	A2
External rating by SP, grade	A+
Chile [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 8
Financial assets, at fair value	€ 9
External rating by moody's, grade	Aa3
External rating by SP, grade	A+
Slovakia [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 5
Financial assets, at fair value	€ 4
External rating by moody's, grade	A2
External rating by SP, grade	A+
Sweden [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 4
Financial assets, at fair value	€ 4
External rating by moody's, grade	Aaa
External rating by SP, grade	AAA
United States of America [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 53
Financial assets, at fair value	€ 45
External rating by moody's, grade	Aaa
External rating by SP, grade	AA+
United States of America [Member] | Quoted bonds issued by sovereign states, Floating rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 2
Financial assets, at fair value	€ 2
External rating by moody's, grade	Aaa
External rating by SP, grade	AA+
Japan [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 25
Financial assets, at fair value	€ 21
External rating by moody's, grade	A1
External rating by SP, grade	A+
Canada [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 11
Financial assets, at fair value	€ 9
External rating by moody's, grade	Aaa
External rating by SP, grade	AAA
Netherlands [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 2
Financial assets, at fair value	€ 2
External rating by moody's, grade	Aaa
External rating by SP, grade	AAA
South Korea [Member] | Quoted bonds issued by sovereign states, Fixed rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 1
Financial assets, at fair value	€ 1
External rating by moody's, grade	Aa2
External rating by SP, grade	AA
Belgium [Member] | Quoted bonds issued by sovereign states, Floating rate bonds [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Nominal Amount	€ 7
Financial assets, at fair value	€ 7
External rating by moody's, grade	Aa3
External rating by SP, grade	AA